INTANGIBLE ASSETS (Tables)	12 Months Ended
Jun. 26, 2021
Investments, Debt and Equity Securities [Abstract]
Schedule of Intangible assets

As of June 26, 2021 and June 27, 2020, intangible assets consist of the following:

	2021	2020

Dispensary Licenses	$121,291,616	$127,975,281
Customer Relationships	17,747,600	17,747,600
Management Agreement	7,594,937	7,594,937
Capitalized Software	9,696,903	9,255,026
Intellectual Property	6,276,959	8,520,121

Total Intangible Assets	162,608,015	171,092,965

Dispensary Licenses	(22,125,635)	(16,114,407)
Customer Relationships	(16,463,017)	(6,531,889)
Management Agreement	(765,136)	(565,972)
Capitalized Software	(4,667,235)	(2,273,432)
Intellectual Property	(3,207,464)	(5,496,231)

Less Accumulated Amortization	(47,228,487)	(30,981,931)

Intangible Assets, Net	$115,379,528	$140,111,034